Costs And Expenses by Nature	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expenses by Nature
26	COSTS AND EXPENSES BY NATURE
For the years ended December 31, the detail of this item is as follows:

	Cost of goods and services	Administrative expenses	Total
2018
Services provided by third-parties	1,123,461	105,217	1,228,678
Salaries, wages and fringe benefits (i)	901,029	127,001	1,028,030
Purchase of goods	862,940	—	862,940
Other management charges	375,308	43,533	418,841
Depreciation (Note 16.1)	91,249	6,600	97,849
Amortization (Note 17.e)	101,378	7,293	108,671
Impairment of accounts receivable (ii)	45,658	19,418	65,076
Taxes	8,930	2,101	11,031
Impairment of property, plant and equipment	5,468	—	5,468
Inventory recovery	(26,993)	—	(26,993)

	3,488,428	311,163	3,799,591

	Cost of goods and services	Administrative expenses	Total
2019
Services provided by third-parties	1,500,897	65,154	1,566,051
Salaries, wages and fringe benefits (i)	1,040,293	143,317	1,183,610
Purchase of goods	942,633	33	942,666
Other management charges	174,678	27,708	202,386
Depreciation (Note 16.1)	108,066	4,252	112,318
Amortization (Note 17.e)	101,810	5,689	107,499
Impairment of accounts receivable (ii)	8,183	—	8,183
Taxes	6,951	2,499	9,450
Impairment of property, plant and equipment	3,907	—	3,907
Impairment of investments	255	—	255
Inventory recovery	(249)	—	(249)

	3,887,424	248,652	4,136,076

	Cost of goods and services	Administrative expenses	Total
2020
Services provided by third-parties	987,995	39,000	1,026,995
Salaries, wages and fringe benefits (i)	1,010,315	86,943	1,097,258
Purchase of goods	608,424	73	608,497
Other management charges	158,929	14,322	173,251
Depreciation (Note 16.1)	90,146	8,358	98,504
Amortization (Note 17.e)	94,483	4,138	98,621
Impairment of accounts receivable (ii)	32,215	4	32,219
Taxes	5,956	71	6,027
Impairment of property, plant and equipment	4,950	—	4,950
Impairment of investments	38	—	38
Inventory recovery	(30)	—	(30)

	2,993,421	152,909	3,146,330

(i) For the years ended on December 31, salaries, wages and fringe benefits comprise the following:

	2018	2019	2020
Salaries	718,453	853,579	814,874
Statutory gratification	87,984	93,262	91,189
Social contributions	74,184	61,533	57,763
Employee’s severance indemnities	50,852	49,944	60,090
Vacations	44,482	42,025	42,135
Workers’ profit sharing (Note 25)	7,862	6,340	2,170
Others	44,213	76,927	29,037

	1,028,030	1,183,610	1,097,258

(ii) For the years ended December 31, the impairment of accounts receivable includes the following:

	2018	2019	2020
Trade accounts receivables (Note 10)	3,065	955	19,772
Other accounts receivable (Note 13.i)	44,252	5,704	12,318
Accounts receivable from related parties	17,759	1,524	129

	65,076	8,183	32,219